UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21327

BNY Mellon Investment Funds VI.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	5/31/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Balanced Opportunity Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Balanced Opportunity Fund

SEMIANNUAL REPORT May 31, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2020 through May 31, 2021, as provided by Vassilis Dagioglu and Torrey Zaches, CFA, Asset Allocation Portfolio Managers, Brian Ferguson, John C. Bailer, CFA, James A. Lydotes, CFA, Leigh N. Todd, CFA, Matthew T. Jenkin, and David Bowser, CFA, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended May 31, 2021, the BNY Mellon Balanced Opportunity Fund’s Class A shares, Class C shares, Class I shares, Class J shares, Class Y shares and Class Z shares produced total returns of 9.80%, 9.40%, 9.96%, 9.94%, 9.96% and 9.91%, respectively.1 In comparison, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Index”), produced total returns of 16.95% and -2.16%, respectively, for the same period. 2,3 Separately, a Customized Blended Index composed of 60% S&P 500® Index and 40% Bloomberg Index produced a total return of 9.00% for the same period.4

Stocks gained value over the reporting period amid an environment of supportive central bank policies. Bonds provided mixed results. High-quality and sovereign debt lagged the broader fixed-income market in a rising-rate environment. The fund outperformed the Customized Blended Index, partly due to an overweight to equities versus the blended benchmark and modest outperformance of the equity sleeve versus the S&P 500® Index, due in part to an overweight to and security selection within the financials sector.

The Fund’s Investment Approach

The fund seeks high total return through a combination of capital appreciation and current income. To pursue its goal, the fund invests in a diversified mix of stocks and fixed-income securities. The fund varies the mix of stocks and bonds, but normally the fund allocates between 25% and 50% to fixed-income securities and between 75% and 50% to equities. The fund’s investment adviser allocates the fund’s assets among its equity portfolio managers and fixed-income portfolio managers—based on an assessment of the relative return and risk of each asset class and an analysis of several factors, including general economic conditions, anticipated future changes in interest rates and the outlook for stocks generally.

In the equity portion of the fund’s portfolio, we strive to create a broadly diversified blend of growth and value stocks. Stock selection is made through extensive quantitative and fundamental research. The fund may invest up to 20% of its assets in foreign equity securities.

In the fixed-income portion of the fund’s portfolio, we may include corporate bonds, debentures, notes, mortgage-related securities, including collateralized mortgage obligations (CMOs), asset-backed securities, convertible securities, municipal obligations, zero coupon bonds and money market instruments.

COVID-19 and Central Bank Activity Drive Markets

The COVID-19 pandemic and the extraordinary response from policymakers proved the dominant influence on financial markets over the review period. Equities enjoyed a stellar recovery. Globally, monetary policy remained highly accommodative in light of the near-term economic headwinds arising from renewed COVID-19 restrictions and was thus firmly supportive of risk assets. Increased risk appetite that was present during the six months was stoked prior to the start of the period by two developments: first, a relatively benign outcome to the U.S. presidential election; and second, the long-awaited positive news on several of the leading COVID-19 vaccine contenders, which opened the door to the normalization of social and economic activity in 2021. This drove a rotation into value-oriented cyclical sectors. Additional impetus was provided as two long-running political wrangles were settled—the fiscal stimulus bill in the U.S. and the Brexit deal between the European Union and the UK.

With reflation underway and an elevated pace of growth expected in the second half of 2021, investors began to anticipate a dialing back of the exceptional levels of monetary stimulus witnessed since the start of the pandemic, and this contributed to a sharp rise in government-bond yields during the first quarter of 2021. Although concerns around inflation persisted, as did fears around fresh COVID-19 mutations, U.S. equity markets continued to push higher into the end of the review period, supported by the Biden administration’s commitment to fiscal stimulus, corresponding hopes of economic recovery and the advancement of COVID-19 vaccination plans.

Bond market performance was muted starting in December 2020 as rates began to rise and the yield curve began to steepen in the face of economic growth. Inflation concerns also weighed on sentiment. While high-yield debt continued to thrive in the risk-on environment, sovereign debt lagged, even posting negative performance during the period.

Allocation Decisions Drive Fund Results

The fund’s asset allocation strategy benefited results during the period. The fund had a modestly overweight allocation to equities during the period. Equities rallied amid central bank stimulus, strong corporate earnings, consumer spending and a reopening economy. The underweight to bonds, which lagged equities during the period amid a rising-rate environment, was also helpful.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The equity portfolio modestly outperformed the S&P 500® Index during the period. Sector allocation decisions and security selections were both additive. An overweight to and security selection within the financials sector was a primary contributor, as were stock choices in the materials sector. From an individual stock perspective, positions in Tesla and mining company Freeport-McMoRan were among the leading individual contributors to performance. Conversely, performance was constrained by security selections in the information technology and industrials sectors. From an individual stock perspective, holdings in Zoom Video Communications and Snowflake were among the leading detractors. These growth-oriented companies fell out of favor when the rotation into value-oriented companies took place in November 2020 and lagged throughout the remainder of the period.

The fund’s bond portfolio posted negative absolute returns during the six months but outperformed the U.S. Aggregate Index. Asset allocation benefited relative results. The strategy was underweight Treasuries, which underperformed spread products, and overweight corporate bonds. The Treasury inflation-protected securities (“TIPS”) overweight was also additive. The strategy was also underweight duration, which benefited relative results in a rising-rate environment. Conversely, the security selection effect was negative, as the strategy’s higher-quality bias in corporate debt lagged the performance of higher-beta securities, which rallied.

Anticipating Modest Growth

From an asset-allocation perspective, we maintain a very modest overweight to equities. We maintain a positive long-term outlook for stocks. We believe the vaccine will be good for U.S. and global growth, and that forward guidance for earnings is positive. All of which will work to support valuations. We currently maintain a slight underweight to bonds.

Within the fund’s stock portfolio, we maintain a positive outlook on equities. It is our opinion that the vaccine will help the economy to reopen, and the next few quarters will be good for cyclical industries. As the valuation dispersion between value and growth continues to narrow, we think growth stocks may see a resurgence, broadening the participation of the market rally.

Within bonds, we expect rates to continue to rise over the next 12 months and that inflation will continue to stay above 2% into 2022. While we think spread sectors continue to be supported by fundamentals, spreads remain tight, and the outlook is fair at best. Given this environment, the bond sleeve maintains a small overweight to corporate debt, asset-backed securities and commercial mortgage-backed securities, and a neutral weight to agency mortgages. The strategy is underweight duration across the yield curve and maintains a relative underweight to TIPS.

June 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through March 31, 2022, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap, U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). Investors cannot invest directly in any index.

4 The source for the Customized Blended Index is FactSet.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Balanced Opportunity Fund from December 1, 2020 to May 31, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2021

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$6.22	$10.13	$4.92	$4.92	$4.87	$5.29
Ending value (after expenses)	$1,098.00	$1,094.00	$1,099.60	$1,099.40	$1,099.60	$1,099.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2021

	Class A	Class C	Class I	Class J	Class Y	Class Z
Expenses paid per $1,000†	$5.99	$9.75	$4.73	$4.73	$4.68	$5.09
Ending value (after expenses)	$1,019.00	$1,015.26	$1,020.24	$1,020.24	$1,020.29	$1,019.90
†

Expenses are equal to the fund’s annualized expense ratio of 1.19% for Class A, 1.94% for Class C, .94% for Class I, .94% for Class J, .93% for Class Y and 1.01% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		228,136
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		291,007
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	100,000		106,129
				625,272
Asset-Backed Certificates - .7%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	155,222	[a]	155,981
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		513,078
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	435,000		435,833
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	395,000	[a]	402,590
Dell Equipment Finance Trust, Ser. 2021-1, Cl. A3	0.43	5/22/2026	495,000	[a]	496,146
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	90,759	[a]	91,141
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	32,919	[a]	33,008
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		203,238
				2,331,015
Asset-Backed Certificates/Auto Receivables - .5%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		171,073
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	157,884		160,080
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	329,536
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	29,843	[a]	30,178
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	357,382	[a]	365,127
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	385,632
OSCAR US Funding XII, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[a]	378,603
				1,820,229
Automobiles & Components - .2%
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	280,000		271,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Automobiles & Components - .2% (continued)
General Motors Financial, Sr. Unscd. Notes	2.40	4/10/2028	280,000		283,405
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	205,997
				760,883
Banks - 2.3%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		208,970
Bank of America, Sr. Unscd. Notes	1.20	10/24/2026	110,000		109,799
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		238,326
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		114,792
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		280,618
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		74,716
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		222,456
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		352,973
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		321,666
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		277,832
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	282,927
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		255,786
HSBC Holdings, Sr. Unscd. Notes	2.80	5/24/2032	295,000		298,121
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		216,280
JPMorgan Chase & Co., Sr. Unscd. Notes	0.65	9/16/2024	185,000		185,631
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		443,542
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		285,396
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		214,117
KfW, Govt. Gtd. Notes	2.38	12/29/2022	565,000		584,759
Lloyds Banking Group, Sr. Unscd. Notes	1.63	5/11/2027	280,000		281,263
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		93,348
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		328,381
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		83,892
NatWest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		272,882
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		290,847
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		243,883
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		210,786
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.74	11/29/2023	395,000	[b]	407,714
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		280,550

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Banks - 2.3% (continued)
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		216,780
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		366,072
				8,045,105
Beverage Products - .3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		124,934
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		216,165
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	235,000		243,472
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	280,000		298,110
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	17,000		18,188
				900,869
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000		247,106
Chemicals - .1%
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		245,321
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		173,308
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		75,292
				493,921
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	408,808
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000	[c]	176,625
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000		137,545
				722,978
Commercial Mortgage Pass-Through Certificates - 1.5%
Benchmark Mortgage Trust, Ser. 2020-B22, Cl. A5	1.97	1/15/2054	560,000		553,522
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.17	12/15/2037	225,000	[a,b]	225,789
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		110,347
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		516,422
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		146,674
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	266,108
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		491,206
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		387,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Commercial Mortgage Pass-Through Certificates - 1.5% (continued)
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		252,791
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.80	6/15/2034	335,000	[a,b]	335,335
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.05	7/10/2046	220,000		234,235
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		235,254
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		320,572
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	0.92	12/22/2069	130,000	[a,b]	130,243
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	0.73	7/15/2058	250,000	[a,b]	250,432
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	0.76	1/21/2070	158,750	[a,b]	159,040
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	241,845	[a]	248,070
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		210,165
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		139,343
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	205,000		217,848
				5,430,804
Consumer Discretionary - .1%
Marriott International, Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	205,000		204,615
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		118,882
Diversified Financials - .5%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000		221,681
Air Lease, Sr. Unscd. Notes	1.88	8/15/2026	215,000		214,462
Air Lease, Sr. Unscd. Notes	2.88	1/15/2026	135,000		141,596
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		138,094
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		193,942
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000		540,540
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	165,172
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		109,716
				1,725,203
Energy - .9%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	271,855

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Energy - .9% (continued)
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000		306,395
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		326,372
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000		202,145
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000	[c]	184,999
Energy Transfer, Sr. Unscd. Notes	4.90	2/1/2024	225,000		246,036
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	[c]	192,646
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		132,051
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		162,421
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		286,703
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		123,333
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		248,057
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		82,733
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000		286,448
				3,052,194
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000		105,577
Waste Management, Gtd. Notes	2.00	6/1/2029	145,000		145,467
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000		109,142
				360,186
Food Products - .0%
Conagra Brands, Sr. Unscd. Notes	1.38	11/1/2027	180,000		175,278
Foreign Governmental - .3%
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		395,232
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		231,366
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	310,000		301,732
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	[c]	69,695
				998,025
Health Care - 1.4%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000		224,175
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000		236,155
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000		140,160
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000		258,665
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000		150,250
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000		231,963
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000		148,593

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Health Care - 1.4% (continued)
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000		88,647
Cigna, Gtd. Notes	3.05	11/30/2022	140,000		145,388
Cigna, Gtd. Notes	4.38	10/15/2028	295,000		340,633
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000		222,150
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	127,000		145,632
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000		432,786
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000		186,562
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000		82,959
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000		133,934
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000		63,282
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000		122,899
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000		66,790
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000		42,861
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000		47,890
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000		61,263
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000		105,061
Takeda Pharmaceutical, Sr. Unscd. Notes	2.05	3/31/2030	255,000		249,031
Takeda Pharmaceutical, Sr. Unscd. Notes	3.03	7/9/2040	355,000		348,181
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		160,483
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		197,455
Viatris, Gtd. Notes	2.70	6/22/2030	100,000	[a]	99,806
				4,733,654
Information Technology - .1%
Fidelity National Information Services, Sr. Unscd. Notes	3.10	3/1/2041	225,000		221,620
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000		102,651
				324,271
Insurance - .9%
American International Group, Sr. Unscd. Notes	3.90	4/1/2026	120,000		133,957
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		231,975
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	270,266
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	225,444
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	215,041

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Insurance - .9% (continued)
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	591,773
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	267,201
New York Life Insurance, Sub. Notes	3.75	5/15/2050	205,000	[a]	219,494
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	377,113
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[a]	271,346
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	164,367
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		145,607
				3,113,584
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		203,427
Media - .4%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		210,494
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		347,248
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		299,559
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a]	291,177
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000		59,480
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		358,638
				1,566,596
Metals & Mining - .0%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000		91,875
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	75,000		81,224
				173,099
Municipal Securities - .6%
Arizona Department of Transportation Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000		47,142
California, GO, Ser. A	2.38	10/1/2026	230,000		246,509
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		42,049
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		157,842
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		26,664
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		169,557

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Municipal Securities - ..6% (continued)
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		122,846
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000		270,999
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		294,766
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		14,089
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		265,774
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		179,371
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		66,612
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		66,423
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		50,875
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		141,689
				2,163,207
Real Estate - 1.0%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000		251,019
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000		190,736
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000		146,586
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000		231,260
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	195,000		188,683
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000		37,116
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000		89,097
Equinix, Sr. Unscd. Notes	2.50	5/15/2031	310,000		309,033
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000		245,667
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000		41,503
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000		120,542
SBA Tower Trust, Notes	2.84	1/15/2025	210,000	[a]	221,903
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000		252,311

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Real Estate - 1.0% (continued)
Spirit Realty, Gtd. Notes	2.10	3/15/2028	340,000		335,979
VEREIT Operating Partnership, Gtd. Notes	2.85	12/15/2032	225,000		229,542
WP Carey, Sr. Unscd. Notes	2.25	4/1/2033	295,000		278,430
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	175,000		170,830
				3,340,237
Retailing - .6%
7-Eleven, Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a]	250,758
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000		217,526
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000		124,475
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000		111,158
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000		88,592
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000		375,005
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000		278,294
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	270,000		303,325
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000		296,585
				2,045,718
Semiconductors & Semiconductor Equipment - .1%
Broadcom, Sr. Unscd. Notes	3.42	4/15/2033	225,000	[a]	229,709
Supranational Bank - .2%
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000		178,682
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000		322,938
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000		311,337
				812,957
Technology Hardware & Equipment - .2%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000		136,431
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000		445,879
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a]	155,051
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.90	10/15/2025	105,000		119,808
				857,169
Telecommunication Services - .7%
AT&T, Sr. Unscd. Notes	2.55	12/1/2033	438,000	[a]	423,496
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000		106,364
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000		273,077
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000		102,467
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a]	214,744
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		180,404
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000		153,927
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000		296,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
Telecommunication Services - .7% (continued)
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000		51,252
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		158,028
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000		559,798
				2,520,010
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		405,850
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		224,476
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		238,266
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		155,718
				1,024,310
U.S. Government Agencies Collateralized Mortgage Obligations - .3%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/25/2058	338,980	[d]	374,190
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2	3.50	5/25/2029	165,000	[d]	179,397
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	279,328
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	271,988
				1,104,903
U.S. Government Agencies Collateralized Municipal-Backed Securities - .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	644,437
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	621,558
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	849,479
				2,115,474

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
U.S. Government Agencies Mortgage-Backed - 8.6%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-6/1/2051			1,538,025	[d]	1,555,510
2.50%, 11/1/2027-9/1/2050			1,895,720	[d]	1,969,322
3.00%, 6/1/2031-12/1/2046			866,949	[d]	917,600
3.50%, 12/1/2041-9/1/2049			1,792,781	[d]	1,920,243
5.50%, 1/1/2036			40,903	[d]	47,433
Federal National Mortgage Association:
1.50%, 3/1/2051			578,923	[d]	568,826
2.00%, 12/1/2045-4/1/2051			3,721,404	[d]	3,765,070
2.50%, 9/1/2028-2/1/2051			3,590,600	[d]	3,729,995
3.00%, 6/1/2028-1/1/2059			6,015,539	[d]	6,345,876
3.50%, 8/1/2034-8/1/2056			4,084,397	[d]	4,360,220
4.00%, 7/1/2042-5/1/2050			1,355,025	[d]	1,479,701
4.50%, 2/1/2039-9/1/2049			1,447,316	[d]	1,600,148
5.00%, 4/1/2035-12/1/2048			464,412	[d]	521,520
5.50%, 9/1/2034-5/1/2039			35,495	[d]	40,613
8.00%, 3/1/2030			90	[d]	91
Government National Mortgage Association I:
5.50%, 4/15/2033			11,285		13,137
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			631,963		669,175
4.00%, 10/20/2047-1/20/2048			433,874		465,443
4.50%, 7/20/2048			160,170		173,344
				30,143,267
U.S. Government Agencies Obligations - .2%
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[c,d]	596,213
U.S. Treasury Securities - 6.6%
U.S. Treasury Bonds	1.63	11/15/2050	735,000		628,195
U.S. Treasury Bonds	1.88	2/15/2051	2,620,000	[c]	2,382,972
U.S. Treasury Bonds	2.88	5/15/2049	185,000		207,879
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.05%	0.06	1/31/2023	3,415,000	[b]	3,416,692
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	180,929	[e]	225,219
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	7/15/2030	629,758	[c,e]	695,935
U.S. Treasury Notes	0.25	10/31/2025	4,055,000	[c]	3,980,870
U.S. Treasury Notes	0.25	11/15/2023	7,075,000		7,084,673
U.S. Treasury Notes	1.13	2/15/2031	195,000	[c]	186,743
U.S. Treasury Notes	1.25	4/30/2028	595,000	[c]	595,000
U.S. Treasury Notes	1.50	1/15/2023	770,000		787,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 32.0% (continued)
U.S. Treasury Securities - 6.6% (continued)
U.S. Treasury Notes	1.75	12/31/2024	1,030,000		1,077,436
U.S. Treasury Notes	1.75	11/15/2029	245,000	[c]	250,914
U.S. Treasury Notes	2.63	12/15/2021	125,000		126,747
U.S. Treasury Notes	2.88	11/30/2023	1,325,000		1,413,040
				23,059,625
Utilities - 1.1%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		149,394
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		103,710
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		184,716
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		183,152
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		298,906
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		117,453
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		269,550
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000	[c]	247,841
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		522,680
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		123,871
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		146,686
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		305,630
NRG Energy, Sr. Scd. Notes	2.45	12/2/2027	440,000	[a]	442,915
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		108,805
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	25,000		36,036
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		39,325
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		262,865
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000	[c]	268,596
				3,812,131
Total Bonds and Notes (cost $108,317,350)			111,952,126
Description			Shares		Value ($)
Common Stocks - 65.5%
Aerospace & Defense - 1.7%
Howmet Aerospace			75,992	[f]	2,696,196
L3Harris Technologies			5,575		1,215,684
Northrop Grumman			3,152		1,153,222

Description	Shares	Value ($)
Common Stocks - 65.5% (continued)
Aerospace & Defense - 1.7% (continued)
The Boeing Company	3,224	[f] 796,392
		5,861,494
Agriculture - .6%
Philip Morris International	21,179	2,042,291
Automobiles & Components - 1.0%
General Motors	15,655	[f] 928,498
Tesla	4,272	[f] 2,670,940
		3,599,438
Banks - 3.1%
Bank of America	70,304	2,980,187
Citizens Financial Group	14,495	723,301
JPMorgan Chase & Co.	21,250	3,490,100
Truist Financial	14,386	888,767
U.S. Bancorp	14,608	887,874
Wells Fargo & Co.	37,594	1,756,392
		10,726,621
Beverage Products - .8%
CVS Health	14,918	1,289,512
PepsiCo	10,065	1,489,016
		2,778,528
Building Materials - .4%
Carrier Global	29,221	1,342,121
Chemicals - .5%
CF Industries Holdings	23,716	1,260,980
Vulcan Materials	2,667	488,914
		1,749,894
Commercial & Professional Services - .5%
Square, Cl. A	7,731	[c,f] 1,720,302
Consumer Discretionary - 1.1%
Dolby Laboratories, Cl. A	7,989	779,247
Las Vegas Sands	51,947	[f] 2,999,939
		3,779,186
Consumer Durables & Apparel - .3%
VF	11,573	922,600
Diversified Financials - 5.1%
Ally Financial	24,397	1,334,760
Ameriprise Financial	16,218	4,214,085
Capital One Financial	17,537	2,819,599
Morgan Stanley	8,013	728,782
The Charles Schwab	39,220	2,896,397
The Goldman Sachs Group	1,923	715,394
Visa, Cl. A	12,070	2,743,511

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 65.5% (continued)
Diversified Financials - 5.1% (continued)
Voya Financial	34,369	[c]	2,251,857
		17,704,385
Electronic Components - 1.2%
AMETEK	13,394		1,809,529
Hubbell	6,057		1,154,706
Quanta Services	11,877		1,132,472
		4,096,707
Energy - 3.5%
Devon Energy	53,379		1,417,746
EQT	105,154	[f]	2,195,616
Exxon Mobil	38,934		2,272,578
Hess	20,372		1,707,581
Marathon Petroleum	38,977		2,408,779
NextEra Energy Partners	16,774		1,146,838
Valero Energy	14,314		1,150,846
		12,299,984
Food & Staples Retailing - .4%
Sysco	16,310		1,321,110
Food Products - .5%
Mondelez International, Cl. A	26,889		1,708,258
Forest Products & Paper - .1%
West Fraser Timber	6,873	[c]	529,290
Health Care - 10.7%
AbbVie	29,243		3,310,308
Alcon	16,641		1,159,545
Becton Dickinson & Co.	4,073		985,218
Biogen	1,026	[f]	274,434
Centene	22,036	[f]	1,621,850
Danaher	10,582		2,710,473
Dentsply Sirona	12,995		869,625
DexCom	3,127	[f]	1,155,083
Edwards Lifesciences	12,204	[f]	1,170,364
Elanco Animal Health	28,052	[f]	1,009,311
Eli Lilly & Co.	22,592		4,512,526
HCA Healthcare	4,155		892,452
Horizon Therapeutics	21,296	[f]	1,951,991
Intuitive Surgical	2,403	[f]	2,023,759
Laboratory Corp. of America Holdings	4,274	[f]	1,173,128
Masimo	4,057	[f]	874,689
McKesson	2,985		574,284
Medtronic	24,041		3,043,350
Repligen	6,233	[f]	1,138,208

Description	Shares		Value ($)
Common Stocks - 65.5% (continued)
Health Care - 10.7% (continued)
Sarepta Therapeutics	9,035	[c,f]	683,498
Seagen	6,788	[f]	1,054,516
Teleflex	3,978		1,599,912
United Therapeutics	3,018	[f]	561,046
Viatris	38,094		580,553
Zimmer Biomet Holdings	15,496		2,608,442
		37,538,565
Industrial - 2.4%
Eaton	15,034		2,183,688
Ingersoll Rand	60,608	[f]	3,008,581
Rockwell Automation	5,408		1,426,198
Trane Technologies	10,043		1,872,015
		8,490,482
Information Technology - 6.1%
Ansys	3,773	[f]	1,275,048
Cloudera	89,915	[c,f]	1,156,307
HubSpot	2,790	[f]	1,407,220
Medallia	23,934	[c,f]	614,386
Microsoft	34,462		8,604,472
PayPal Holdings	10,212	[f]	2,655,324
salesforce.com	10,004	[f]	2,381,952
Snowflake, Cl. A	3,941	[f]	938,076
Twilio, Cl. A	3,235	[f]	1,086,960
Zoom Video Communications, CI. A	3,611	[f]	1,197,155
		21,316,900
Insurance - 2.5%
Aon, Cl. A	5,672		1,437,115
Assurant	18,740		3,019,951
Berkshire Hathaway, Cl. B	12,694	[f]	3,674,151
Equitable Holdings	16,616		527,558
		8,658,775
Internet Software & Services - 9.4%
Alphabet, Cl. A	1,734	[f]	4,086,778
Alphabet, Cl. C	3,403	[f]	8,206,539
Amazon.com	2,493	[f]	8,035,114
Booking Holdings	1,393	[f]	3,289,639
Facebook, Cl. A	9,753	[f]	3,206,104
Farfetch, Cl. A	17,832	[f]	826,157
Match Group	3,625	[c,f]	519,753
Pinterest, Cl. A	24,660	[f]	1,610,298
Snap, Cl. A	26,093	[f]	1,620,897
Uber Technologies	30,588	[f]	1,554,788
		32,956,067

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 65.5% (continued)
Media - .3%
Comcast, Cl. A	20,844		1,195,195
Metals & Mining - .9%
Freeport-McMoRan	22,855		976,366
Newmont	30,866		2,268,034
		3,244,400
Retailing - .8%
Expedia Group	6,910	[f]	1,222,724
Lowe's	7,555		1,471,941
		2,694,665
Semiconductors & Semiconductor Equipment - 3.2%
Applied Materials	23,805		3,288,185
Marvell Technology	24,038		1,161,035
Microchip Technology	9,301		1,459,792
Micron Technology	6,615	[f]	556,586
NVIDIA	5,508		3,578,988
ON Semiconductor	29,000	[f]	1,161,160
		11,205,746
Technology Hardware & Equipment - 4.8%
Apple	63,938		7,967,314
Ciena	10,918	[f]	577,235
Corning	29,446		1,284,729
Crowdstrike Holdings, CI. A	5,101	[f]	1,133,187
F5 Networks	3,105	[f]	575,760
Qualcomm	24,416		3,284,929
Zebra Technologies, Cl. A	4,081	[f]	2,028,461
		16,851,615
Telecommunication Services - 1.0%
Cisco Systems	34,926		1,847,585
Nokia, ADR	116,615	[f]	601,733
Vodafone Group, ADR	57,416	[c]	1,060,474
		3,509,792
Transportation - 1.0%
FedEx	3,931		1,237,518
Union Pacific	9,500		2,134,935
		3,372,453
Utilities - 1.6%
Clearway Energy, Cl. C	32,638		875,678
Exelon	58,586		2,643,400
PPL	38,292		1,114,680
The AES	45,858		1,165,252
		5,799,010
Total Common Stocks (cost $163,871,404)	229,015,874

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,431,896)	0.04	8,431,896	[g] 8,431,896

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,796,350)	0.01	3,796,350	[g] 3,796,350
Total Investments (cost $284,417,000)		101.0%	353,196,246
Liabilities, Less Cash and Receivables		(1.0%)	(3,389,402)
Net Assets		100.0%	349,806,844

ADR—American Depository Receipt

GO—General Obligation

LIBOR—London Interbank Offered Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $10,549,322 or 3.02% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $16,887,692 and the value of the collateral was $17,294,704, consisting of cash collateral of $3,796,350 and U.S. Government & Agency securities valued at $13,498,354.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	15.8
Financial	15.2
Technology	13.1
Communications	13.0
Mortgage Securities	11.1
Government	7.9
Industrial	7.1
Energy	4.4
Consumer, Cyclical	3.7
Investment Companies	3.5
Utilities	2.8
Basic Materials	1.6
Asset Backed Securities	1.2
Consumer, Non-Cyclical	.6
Beverages	.0
101.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 11/30/20 ($)	Purchases ($)†	Sales ($)	Value 5/31/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	25,319,412	41,486,304	(58,373,820)	8,431,896	2.4	3,380
Investment of Cash Collateral for Securities Loaned:
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	1,504,994	16,037,868	(13,746,512)	3,796,350	1.1	8,971††
Total	26,824,406	57,524,172	(72,120,332)	12,228,246	3.5	12,351

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FUTURES
May 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	6	9/30/2021	1,323,948	1,324,406	458
U.S. Treasury Ultra Long Bond	32	9/21/2021	5,897,979	5,928,000	30,021
Futures Short
U.S. Treasury 5 Year Notes	7	9/30/2021	866,062	866,961	(899)
Ultra 10 Year U.S. Treasury Notes	24	9/21/2021	3,475,461	3,478,875	(3,414)
Gross Unrealized Appreciation				30,479
Gross Unrealized Depreciation				(4,313)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,887,692)—Note 1(c):
Unaffiliated issuers	272,188,754	340,968,000
Affiliated issuers	12,228,246	12,228,246
Cash denominated in foreign currency	2,513	2,676
Receivable for investment securities sold		863,815
Dividends, interest and securities lending income receivable		687,654
Cash collateral held by broker—Note 4		210,000
Receivable for futures variation margin—Note 4		10,134
Receivable for shares of Beneficial Interest subscribed		4,108
Tax reclaim receivable—Note 1(b)		333
Prepaid expenses		60,203
		355,035,169
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		315,284
Liability for securities on loan—Note 1(c)		3,796,350
Payable for investment securities purchased		899,479
Payable for shares of Beneficial Interest redeemed		96,670
Trustees’ fees and expenses payable		14,715
Other accrued expenses		105,827
		5,228,325
Net Assets ($)		349,806,844
Composition of Net Assets ($):
Paid-in capital		259,091,151
Total distributable earnings (loss)		90,715,693
Net Assets ($)		349,806,844

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	265,429,677	13,236,735	15,207,767	14,604,507	6,211,345	35,116,813
Shares Outstanding	10,134,615	506,164	582,140	555,954	236,672	1,346,049
Net Asset Value Per Share ($)	26.19	26.15	26.12	26.27	26.24	26.09

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2021 (Unaudited)

Investment Income ($):
Income:
Dividends (net of $697 foreign taxes withheld at source):
Unaffiliated issuers	1,267,914
Affiliated issuers	3,380
Interest	1,131,688
Income from securities lending—Note 1(c)	8,971
Total Income	2,411,953
Expenses:
Management fee—Note 3(a)	1,356,760
Shareholder servicing costs—Note 3(c)	464,398
Professional fees	53,678
Distribution fees—Note 3(b)	48,264
Registration fees	48,112
Prospectus and shareholders’ reports	21,186
Trustees’ fees and expenses—Note 3(d)	16,474
Custodian fees—Note 3(c)	11,348
Chief Compliance Officer fees—Note 3(c)	9,435
Loan commitment fees—Note 2	3,637
Miscellaneous	34,853
Total Expenses	2,068,145
Less—reduction in expenses due to undertaking—Note 3(a)	(83,410)
Net Expenses	1,984,735
Investment Income—Net	427,218
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	24,769,277
Net realized gain (loss) on futures	(448,027)
Net Realized Gain (Loss)	24,321,250
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,833,847
Net change in unrealized appreciation (depreciation) on futures	19,266
Net Change in Unrealized Appreciation (Depreciation)	6,853,113
Net Realized and Unrealized Gain (Loss) on Investments	31,174,363
Net Increase in Net Assets Resulting from Operations	31,601,581

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations ($):
Investment income—net	427,218	2,290,610
Net realized gain (loss) on investments	24,321,250	12,017,625
Net change in unrealized appreciation (depreciation) on investments	6,853,113	15,423,674
Net Increase (Decrease) in Net Assets Resulting from Operations	31,601,581	29,731,909
Distributions ($):
Distributions to shareholders:
Class A	(9,829,567)	(8,650,516)
Class C	(419,951)	(362,566)
Class I	(577,336)	(428,340)
Class J	(586,026)	(510,410)
Class Y	(301,733)	(208,849)
Class Z	(1,405,862)	(1,205,452)
Total Distributions	(13,120,475)	(11,366,133)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	8,649,726	15,293,770
Class C	1,525,587	2,123,512
Class I	2,639,780	4,430,615
Class J	32,176	70,189
Class Y	-	2,073,459
Class Z	1,197,525	743,694
Distributions reinvested:
Class A	9,319,630	8,242,174
Class C	413,471	325,871
Class I	542,434	398,966
Class J	565,527	491,981
Class Y	301,732	180,780
Class Z	1,327,440	1,139,973
Cost of shares redeemed:
Class A	(14,944,911)	(35,350,432)
Class C	(2,180,001)	(3,229,567)
Class I	(2,060,817)	(3,440,992)
Class J	(799,767)	(1,191,723)
Class Y	(1,768,143)	(830,253)
Class Z	(3,131,932)	(2,974,852)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,629,457	(11,502,835)
Total Increase (Decrease) in Net Assets	20,110,563	6,862,941
Net Assets ($):
Beginning of Period	329,696,281	322,833,340
End of Period	349,806,844	329,696,281

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	342,547	677,267
Shares issued for distributions reinvested	381,897	366,545
Shares redeemed	(595,047)	(1,610,099)
Net Increase (Decrease) in Shares Outstanding	129,397	(566,287)
Class Cb
Shares sold	60,439	95,666
Shares issued for distributions reinvested	16,906	14,577
Shares redeemed	(86,435)	(147,529)
Net Increase (Decrease) in Shares Outstanding	(9,090)	(37,286)
Class Ia
Shares sold	105,096	191,827
Shares issued for distributions reinvested	22,310	17,778
Shares redeemed	(82,394)	(155,494)
Net Increase (Decrease) in Shares Outstanding	45,012	54,111
Class J
Shares sold	1,271	3,187
Shares issued for distributions reinvested	23,129	21,797
Shares redeemed	(31,381)	(51,972)
Net Increase (Decrease) in Shares Outstanding	(6,981)	(26,988)
Class Y
Shares sold	-	92,813
Shares issued for distributions reinvested	12,363	8,106
Shares redeemed	(71,304)	(35,787)
Net Increase (Decrease) in Shares Outstanding	(58,941)	65,132
Class Z
Shares sold	47,914	32,828
Shares issued for distributions reinvested	54,644	50,876
Shares redeemed	(125,182)	(134,325)
Net Increase (Decrease) in Shares Outstanding	(22,624)	(50,621)

[a]	During the period ended November 30, 2020, 2,768 Class A shares representing $64,274 were exchanged for 2,774 Class I shares.
[b]

During the period ended May 31, 2021, 3,259 Class C shares representing $81,662 were automatically converted to 3,261 Class A shares and during the period ended November 30, 2020, 2,423 Class C shares representing $52,555 were automatically converted to 2,423 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2021		Year Ended November 30,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.82	23.32	23.22	23.61	21.42	21.35
Investment Operations:
Investment income—net[a]	.03	.16	.29	.24	.20	.22
Net realized and unrealized gain (loss) on investments	2.32	2.16	1.76	.50	2.22	1.02
Total from Investment Operations	2.35	2.32	2.05	.74	2.42	1.24
Distributions:
Dividends from investment income—net	(.16)	(.30)	(.26)	(.20)	(.23)	(.19)
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	(.98)
Total Distributions	(.98)	(.82)	(1.95)	(1.13)	(.23)	(1.17)
Net asset value, end of period	26.19	24.82	23.32	23.22	23.61	21.42
Total Return (%)[b]	9.80[c]	10.32	10.23	3.24	11.42	6.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23[d]	1.24	1.24	1.24	1.26	1.30
Ratio of net expenses to average net assets	1.19[d]	1.20	1.20	1.20	1.20	1.20
Ratio of net investment income to average net assets	.24[d]	.72	1.32	1.01	.90	1.09
Portfolio Turnover Rate	37.35[c]	95.62[e]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	265,430	248,370	246,554	240,418	231,677	182,935

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2021		Year Ended November 30,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.72	23.24	23.16	23.52	21.34	21.26
Investment Operations:
Investment income (loss)—net[a]	(.07)	(.01)	.12	.05	.03	.07
Net realized and unrealized gain (loss) on investments	2.32	2.15	1.78	.52	2.22	1.02
Total from Investment Operations	2.25	2.14	1.90	.57	2.25	1.09
Distributions:
Dividends from investment income—net	-	(.14)	(.13)	-	(.07)	(.03)
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	(.98)
Total Distributions	(.82)	(.66)	(1.82)	(.93)	(.07)	(1.01)
Net asset value, end of period	26.15	24.72	23.24	23.16	23.52	21.34
Total Return (%)[b]	9.40[c]	9.48	9.46	2.43	10.62	5.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00[d]	2.01	2.01	1.99	2.02	2.05
Ratio of net expenses to average net assets	1.94[d]	1.95	1.95	1.95	1.95	1.95
Ratio of net investment income (loss) to average net assets	(.52)[d]	(.02)	.57	.22	.14	.34
Portfolio Turnover Rate	37.35[c]	95.62[e]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	13,237	12,737	12,838	11,805	23,183	28,203

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2021		Year Ended November 30,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.79	23.29	23.30	23.68	21.49	21.41
Investment Operations:
Investment income—net[a]	.06	.21	.33	.27	.26	.28
Net realized and unrealized gain (loss) on investments	2.31	2.17	1.77	.54	2.21	1.02
Total from Investment Operations	2.37	2.38	2.10	.81	2.47	1.30
Distributions:
Dividends from investment income—net	(.22)	(.36)	(.42)	(.26)	(.28)	(.24)
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	(.98)
Total Distributions	(1.04)	(.88)	(2.11)	(1.19)	(.28)	(1.22)
Net asset value, end of period	26.12	24.79	23.29	23.30	23.68	21.49
Total Return (%)	9.96[b]	10.61	10.55	3.51	11.64	6.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00[c]	1.00	1.01	1.00	1.06	1.06
Ratio of net expenses to average net assets	.94[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	.48[c]	.96	1.59	1.22	1.14	1.39
Portfolio Turnover Rate	37.35[b]	95.62[d]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	15,208	13,317	11,251	21,301	14,476	8,433

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2021		Year Ended November 30,
Class J Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.92	23.41	23.30	23.68	21.49	21.41
Investment Operations:
Investment income—net[a]	.06	.22	.35	.29	.26	.27
Net realized and unrealized gain (loss) on investments	2.33	2.17	1.76	.51	2.21	1.03
Total from Investment Operations	2.39	2.39	2.11	.80	2.47	1.30
Distributions:
Dividends from investment income—net	(.22)	(.36)	(.31)	(.25)	(.28)	(.24)
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	(.98)
Total Distributions	(1.04)	(.88)	(2.00)	(1.18)	(.28)	(1.22)
Net asset value, end of period	26.27	24.92	23.41	23.30	23.68	21.49
Total Return (%)	9.94[b]	10.59	10.55	3.46	11.69	6.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[c]	.99	1.00	.99	1.00	1.04
Ratio of net expenses to average net assets	.94[c]	.95	.95	.95	.95	.95
Ratio of net investment income to average net assets	.49[c]	.97	1.58	1.25	1.15	1.34
Portfolio Turnover Rate	37.35[b]	95.62[d]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	14,605	14,031	13,810	16,415	18,203	17,725

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

Six Months Ended
May 31, 2021		Year Ended November 30,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	24.90	23.39	23.31	23.69	21.47	20.89
Investment Operations:
Investment income—net[b]	.06	.22	.35	. 29.26		.04
Net realized and unrealized gain (loss) on investments	2.32	2.17	1.75	.52	2.24	.54
Total from Investment Operations	2.38	2.39	2.10	.81	2.50	.58
Distributions:
Dividends from investment income—net	(.22)	(.36)	(.33)	(.26)	(.28)	-
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	-
Total Distributions	(1.04)	(.88)	(2.02)	(1.19)	(.28)	-
Net asset value, end of period	26.24	24.90	23.39	23.31	23.69	21.47
Total Return (%)	9.96[c]	10.62	10.51	3.52	11.74	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.94	.96	1.09	.93	1.08[d]
Ratio of net expenses to average net assets	.93[d]	.94	.95	.95	.93	.95[d]
Ratio of net investment income to average net assets	.49[d]	.96	1.49	1.26	1.17	1.00[d]
Portfolio Turnover Rate	37.35[c]	95.62[e]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	6,211	7,362	5,392	11	11	10

a From September 30, 2016 (commencement of initial offering) to November 30, 2016.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2021		Year Ended November 30,
Class Z Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.75	23.24	23.16	23.54	21.36	21.29
Investment Operations:
Investment income—net[a]	.05	.21	.32	.28	.24	.26
Net realized and unrealized gain (loss) on investments	2.32	2.15	1.75	.50	2.21	1.01
Total from Investment Operations	2.37	2.36	2.07	.78	2.45	1.27
Distributions:
Dividends from investment income—net	(.21)	(.33)	(.30)	(.23)	(.27)	(.22)
Dividends from net realized gain on investments	(.82)	(.52)	(1.69)	(.93)	-	(.98)
Total Distributions	(1.03)	(.85)	(1.99)	(1.16)	(.27)	(1.20)
Net asset value, end of period	26.09	24.75	23.24	23.16	23.54	21.36
Total Return (%)	9.91[b]	10.55	10.41	3.44	11.59	6.51
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[c]	1.07	1.11	1.07	1.10	1.13
Ratio of net expenses to average net assets	1.01[c]	1.02	1.05	1.01	1.02	1.02
Ratio of net investment income to average net assets	.41[c]	.93	1.47	1.19	1.08	1.27
Portfolio Turnover Rate	37.35[b]	95.62[d]	109.36	98.95	97.15	105.77
Net Assets, end of period ($ x 1,000)	35,117	33,881	32,989	33,129	35,416	34,868

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for overall asset allocation for the fund and managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon) in a dual employment arrangement with the Adviser, the fund’s investment adviser, will no longer be employees of Mellon. Specifically, portfolio managers responsible for overall asset allocation for the fund and those responsible for the portion of the fund’s assets allocated to equity investments will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, will be an affiliate of the Adviser, and portfolio managers responsible for the portion of the fund’s assets allocated to fixed-income investments will become employees of Insight North America LLC (“INA”), which also is an affiliate of the Adviser. Consequently, effective as of the Effective Date and subject to the approval of the Trust’s Board of Trustees (the “Board”), the Adviser will engage Newton and INA to serve as the fund’s sub-advisers, pursuant to separate sub-investment advisory agreements between the Adviser and Newton and INA, respectively. As the fund’s sub-advisers, subject to the Adviser’s supervision and approval, Newton will be responsible for overall asset allocation for the fund and will provide the day-to-day management of the portion of the fund’s assets allocated to equity investments and INA will provide the day-to-day management of the portion of the fund’s assets allocated to fixed-income investments. It is currently anticipated that the fund’s portfolio managers who are responsible for overall asset allocation for the fund and the day-to-day management of the fund’s investments will continue to allocate the fund’s assets and manage its investments as of the Effective Date. It is also currently anticipated that there will be no material

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton and INA as the fund’s sub-advisers. The Adviser (and not the fund) will pay Newton and INA for their sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I, Class J and Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class I and Class Y shares are sold generally to institutional investors and Class J and Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed Securities	-	4,151,244	-	4,151,244
Commercial Mortgage-Backed	-	5,430,804	-	5,430,804
Corporate Bonds	-	42,189,364	-	42,189,364
Equity Securities - Common Stocks	229,015,874	-	-	229,015,874
Foreign Governmental	-	998,025	-	998,025
Investment Companies	12,228,246	-	-	12,228,246
Municipal Securities	-	2,163,207	-	2,163,207
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,104,903	-	1,104,903
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	2,115,474	-	2,115,474

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
U.S. Government Agencies Mortgage-Backed	-	30,143,267	-	30,143,267
U.S. Government Agencies Obligations	-	596,213	-	596,213
U.S. Treasury Securities	-	23,059,625	-	23,059,625
Other Financial Instruments:
Futures††	30,479	-	-	30,479
Liabilities ($)
Other Financial Instruments:
Futures††	(4,313)	-	-	(4,313)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2021, The Bank of New York Mellon earned $1,190 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2020 was as follows: ordinary income $4,690,292 and long-term capital gains $6,675,841. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2021, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from December 1, 2020 through March 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from April 1, 2021 through March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding expenses as described above) exceed ..90% of the value of the fund’s average daily net assets. On or after March 31, 2022, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $83,410 during the period ended May 31, 2021.

During the period ended May 31, 2021, the Distributor retained 7,465 from commissions earned on sales of the fund’s Class A shares and $133 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2021, Class C shares were charged $48,264 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2021, Class A and Class C shares were charged

$320,477 and $16,088, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2021, Class Z shares were charged $11,855 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2021, the fund was charged $48,662 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2021, the fund was charged $11,348 pursuant to the custody agreement.

During the period ended May 31, 2021, the fund was charged $9,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $236,081, Distribution Plan fees of $8,398, Shareholder Services Plan fees of $60,270, custodian fees of $10,002, Chief Compliance Officer fees of $7,862 and transfer agency fees of $15,203, which are offset against an expense reimbursement currently in effect in the amount of $22,532.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures during the period ended May 31, 2021, amounted to $122,381,923 and $128,264,682, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2021 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2021:

Average Market Value ($)
Interest rate futures	12,553,143

At May 31, 2021, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $68,805,412, consisting of $71,375,686 gross unrealized appreciation and $2,570,274 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF SUB-INVESTMENT ADIVSORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 8-9, 2021 (the “15(c) Meeting”), the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (the “Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the 15(c) Meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year period when the total return performance was above the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90% of the fund’s average daily net assets.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by the one fund advised or administered by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees

INFORMATION ABOUT THE RENEWAL AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF SUB-INVESTMENT ADIVSORY AGREEMENTS (Unaudited) (continued)

paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through September 30, 2021.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement through September 30, 2021.

*************************************

At a meeting of the fund’s Board of Trustees held on May 11, 2021 (the “May Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) equities and multi-asset capabilities with Newton Investment Management North America, LLC (“Newton US”) and Mellon’s fixed-income capabilities with Insight North America LLC (“INA” and, together with Newton US, the “Subadvisers”) (the “Firm Realignment”), with such realignment scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”). The Adviser noted that, as a result of the Firm Realignment, the portfolio managers who are currently responsible for overall asset allocation for the fund and managing the investments of the fund as employees of Mellon in a dual employment arrangement with the Adviser will no longer be employees of Mellon as of

INFORMATION ABOUT THE RENEWAL AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF SUB-INVESTMENT ADIVSORY AGREEMENTS (Unaudited) (continued)

the Effective Date. Specifically, portfolio managers responsible for overall asset allocation for the fund and those responsible for the portion of the fund’s assets allocated to equity investments will become employees of Newton US, and portfolio managers responsible for the portion of the fund’s assets allocated to fixed-income investments will become employees of INA. Consequently, the Adviser proposed to engage each of Newton US and INA to serve as the fund’s sub-investment adviser, pursuant to a separate sub-investment advisory agreement between the Adviser and each Subadviser (the “New Sub-Advisory Agreements”), to be effective on the Effective Date. In addition, the Adviser proposed amending the Agreement to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of each Subadviser as sub-investment adviser to the fund (as proposed to be amended, the “Amended Management Agreement”), to be effective on the Effective Date.

At the May Meeting, the Adviser recommended the approval of the New Sub-Advisory Agreements, pursuant to which each Subadviser would serve as sub-investment adviser to the fund, and the Amended Management Agreement. The recommendation for the approval of the New Sub-Advisory Agreements and the Amended Management Agreement was based on the following considerations, among others: (i) approval of the New Sub-Advisory Agreements and the Amended Management Agreement would permit the fund’s current portfolio managers responsible for overall asset allocation and managing the fund’s investments to continue to be responsible for the day-to-day management of the Fund’s portfolio after the Effective Date as employees of Newton US or INA; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay each Subadviser for its sub-investment advisory services. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at the 15(c) Meeting other than the information about the Firm Realignment and the Subadvisers.

At the May Meeting, the Board considered and approved the New Sub-Advisory Agreements and the Amended Management Agreement. In determining whether to approve the New Sub-Advisory Agreements and the Amended Management Agreement, the Board considered the materials prepared by the Adviser received in advance of the May Meeting and other information presented at the May Meeting, which included: (i) a form of each New Sub-Advisory Agreement and a form of the Amended Management Agreement; (ii) information regarding the Firm Realignment and how it is expected to enhance investment capabilities; (iii) information regarding the Subadvisers; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an “assignment” of the Agreement under the 1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, do not require the approval of fund shareholders. The Board also considered the substance of discussions with representatives of the Adviser at the May Meeting and the 15(c) Meeting.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by each Subadviser to the fund under the relevant New Sub-Advisory Agreement, the Board considered: (i) each Subadviser’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing asset allocation and portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by each Subadviser after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by each Subadviser under the relevant New Sub-Advisory Agreement, as well as each Subadviser’s ability to render such services based on its resources and the experience of the relevant investment team, which will include the fund’s current portfolio managers, as applicable, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreements. The Board also considered, as it related to the Amended Management Agreement, that the nature, extent and quality of the services that are provided by the Adviser are expected to remain the same, including the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15(c) Meeting (including comparative data provided by Broadridge). The Board considered the performance and that the same investment professionals would continue to allocate and manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by each Subadviser under the New Sub-Advisory Agreements after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the New Sub-Advisory Agreements and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under each New Sub-Advisory Agreement, noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund or the Adviser’s profitability. The Board considered the fee payable to each Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by each Subadviser and the Adviser. The Board recognized that, because each Subadviser’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including the Subadvisers, at the 15(c) Meeting.

INFORMATION ABOUT THE RENEWAL AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT AND APPROVAL OF SUB-INVESTMENT ADIVSORY AGREEMENTS (Unaudited) (continued)

The Board concluded that the proposed fee payable to each Subadviser by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and each Subadviser under the New Sub-Advisory Agreements.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to each Subadviser would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to Newton US or INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreements and Amended Management Agreement for the fund effective as of the Effective Date.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Balanced Opportunity Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DBOAX Class C: DBOCX Class I: DBORX Class J: THPBX Class Y: DBOYX Class Z: DBOZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6000SA0521

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable. ]

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

David DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2021

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2021

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)